UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	WASHINGTON, DC 20549

	FORM 13-F

	FORM 13-F COVER PAGE

Report for the Calendar Year or Quarter Ended:
	March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment {Check only one}	[] is a restatement
			[] adds new holding entries

Institutional Manager Filing this Report:

Name: 			J. M. Hartwell LP
Address: 		515 Madison Avenue
			New York, NY 10022

13-F Filing Number: 28-4534

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
..

Person Signing this Report on Behalf of Reporting Manager

Name:		Barbara Romeo
Title:		Controller
Phone:		212-308-3355
Signature, Place and Date of Signing:2
Barbara N. Romeo  New York, NY  May 1, 2013

Report Type{Check only one}
[X]	13F HOLDINGS REPORT
[ ] 	13F NOTICE
[ ] 	13F COMBINATION REPORT

List of other managersReporting for this manager:
     Affiliated Managers Group

Form 13-F Summary Page:
Number of other included managers:	1
Form 13-F Information Table Entry Total: 97

Form 13-F Information Table Value Toatl: $408,109 (x$1000)
List of Other Included Managers:
      No. 13F File Number Name 01- 28-04975

FORM 13F INFORMATION TABLE


                       FORM 13F INFORMATION TABLE
NAME of TITLE VALUE SHARES/ SH/ PUT/INVSTMTOTHER  VOTING AUTHORITY
ISSUEROFCLASSCUSIP(x$1000)PRNAMTPRN CALDSCRETN MANAGERSSOLESHAREDNONE
------------------ ----- ---- ---- ----- ------------ ---------------
AbbVie Inc             COM 00287y109    820    20100 SH SOLE   18600  1500
Abbott Lab             COM 002824100    710    20100 SH SOLE   18600  1500
Accenture Ltd          COM G1150G111    541     7120 SH SOLE    7120
Affiliated Managers GroCOM 008252108  14057    91532 SH SOLE   91532
Air Liquide ADR        COM 009126202    318    13052 SH SOLE   13052
Alliance Data Systems  COM 018581108   6185    38205 SH SOLE   34655  3550
America Movil SA       COM 02364W105    319    15200 SH SOLE   15200
Anadarko Petroleum CorpCOM 032511107   3693    42225 SH SOLE   40225  2000
Anheuser-Busch Inbex SACOM 03524a108    398     3997 SH SOLE    3997
Apple Inc.             COM 037833100   6233    14080 SH SOLE   13405   675
Atlas Copco Ab ADR     COM 049255706    256     9000 SH SOLE    9000
BASF SE ADR            COM 055262505    307     3500 SH SOLE    3500
BHP Billiton Limited   COM 088606108    376     5500 SH SOLE    5500
Bio-Reference Labs     COM 09057g602    370    14225 SH SOLE   14225
Blackrock Inc          COM 09247x101    257     1000 SH SOLE    1000
CNOOC Ltd ADR          COM 126132109    364     1900 SH SOLE    1900
Carrizo Oil & Gas      COM 144577103   6422   249215 SH SOLE  231615 17600
Catamaran Corporation  COM 148887102   2533    47771 SH SOLE   46055  1716
ChevronTexaco Corp     COM 166764100    217     1825 SH SOLE    1325   500
Cisco Systems. Inc.    COM 17275R102    316    15100 SH SOLE   14700   400
Citrix Systems Inc     COM 177376100    498     6900 SH SOLE    6200   700
Clean Harbors, Inc.    COM 184496107   8852   152380 SH SOLE  144030  8350
Cognizant Tech SolutionCOM 192446102  20567   268420 SH SOLE  257120 11300
Compania de Bebidas    COM 20441w203    952    22500 SH SOLE   22500
Compass Group Plc ADS  COM 20449x203    255    20000 SH SOLE   20000
Concho Resources Inc   COM 20605p101   3549    36430 SH SOLE   34730  1700
Continental Resources  COM 212015101  16680   191875 SH SOLE  175275 16600
Dassault Systems SA    COM 237545108    347     3000 SH SOLE    3000
Diageo PLC ADS         COM 25243q205    692     5500 SH SOLE    5500
Ebay                   COM 278642103  17627   325100 SH SOLE  312300 12800
Essilor Intl SA ADR    COM 297284200    467     8384 SH SOLE    8384
Everest Re Group Inc   COM G3223R108    286     2200 SH SOLE    2200
Express Scripts Inc    COM 30219g108   5226    90690 SH SOLE   87790  2900
Exxon Mobil CorporationCOM 30231G102  10138   112507 SH SOLE  109379  3128
Facebook, Inc          COM 30303m102    877    34300 SH SOLE   32700  1600
Fresenius Medical Care COM 358029106    834    24640 SH SOLE   24640
Google Inc             COM 38259P508  21435    26990 SH SOLE   24760  2230
Grupo Televisa SA      COM 40049j206    300    11290 SH SOLE   11290
HDFC Bank Ltd          COM 40415f101    412    11000 SH SOLE   11000
Halcon Resources Corp  COM 40537q209    456    58583 SH SOLE   58583
Heineken N.V.          COM 423012301    725    19274 SH SOLE   19274
Home Depot Inc.        COM 437076102    393     5633 SH SOLE    5633
Intervest Bancshares   COM 460927106    294    50000 SH SOLE   50000
Intl. Business Mach.   COM 459200101  22111   103660 SH SOLE   92960 10700
Johnson & Johnson      COM 478160104   2507    30747 SH SOLE   29647  1100
Kimberly Clark Corp    COM 494368103   3392    34616 SH SOLE   29296  5320
Komatsu Ltd            COM 500458401    439    18468 SH SOLE   18468
LVMH Moet Hennessy ADR COM 502441030    382    11100 SH SOLE   11100
Luxottica Group ADS    COM 55068r202    493     9800 SH SOLE    9800
Mastercard Inc.        COM 57636q104  12419    22950 SH SOLE   21600  1350
Medidata Solutions     COM 58471a105    325     5600 SH SOLE    4300  1300
Microsoft Corp         COM 594918104  13205   461622 SH SOLE  432122 29500
Millicom Intl Cellular COM SE0001174 101086  1271717 SH SOLE 1259885 11832
Millicom Intl Cellular COM l6388f110   1683    21286 SH SOLE   19386  1900
National Oilwell Varco COM 637071101   1254    17720 SH SOLE   15420  2300
Nestle S.A. ADR        COM 641069406    604     8335 SH SOLE    8335
NetEase.com, Inc.      COM 64110w102    232     4230 SH SOLE    4230
Nidec Corp             COM 654090109    462    30800 SH SOLE   30800
Noble Energy Inc       COM 655044105  11758   101661 SH SOLE   94495  7166
Novartis AG            COM 66987v109    909    12753 SH SOLE   12753
Novo-Nordisk A/S       COM 670100205    291     1800 SH SOLE    1800
Oracle Corporation     COM 68389X105   4374   135305 SH SOLE  125505  9800
Philip Morris Intl     COM 718172109    223     2400 SH SOLE    2400
Priceline.com Inc      COM 741503403  19200    27900 SH SOLE   26680  1220
Proctor & Gamble Co.   COM 742718109    682     8844 SH SOLE    8844
Prudential PLC         COM 74435k204    453    14000 SH SOLE   14000
Purecycle              COM 746228303    651   124073 SH SOLE  124073
Qualcomm Inc.          COM 747525103   8829   131890 SH SOLE  122690  9200
Rio Tinto PLC          COM 767204100    344     7300 SH SOLE    7300
Roche Holdings Ltd     COM 771195104    385     6600 SH SOLE    6600
Rolls Royce Hldg Plc   COM 775781206    858    10000 SH SOLE   10000
Royal Caribbean CruisesCOM V7780T103    252     7600 SH SOLE    7600
Ruckus Wireless Inc    COM 781220108    548    26100 SH SOLE   24700  1400
SAP AG                 COM 803054204   1302    16160 SH SOLE   16160
Safestitch Medical Inc.COM 78645y102     39    83280 SH SOLE   83280
Salesforce.com         COM 79466l302   1288     7200 SH SOLE    7200
Seadrill Limited       COM g7945e105  17432   468480 SH SOLE  451380 17100
Shire plc ADS          COM 82481r106    292     3200 SH SOLE    3200
Silicon Motion         COM 82706C108    182    15500 SH SOLE   15500
Smith and Nephew plc   COM 83175m205    625    10820 SH SOLE   10820
Sourcefire, Inc.       COM 83616t108    417     7045 SH SOLE    7045
Splunk Inc             COM 848637104    799    19960 SH SOLE   18660  1300
Syngenta AG            COM 87160a100    729     8700 SH SOLE    8700
Targa Resources        COM 87612g101   1159    17050 SH SOLE   15750  1300
Technip ADS            COM 878546209    223     8684 SH SOLE    8684
Teva Pharmaceutical    COM 881624209    361     9090 SH SOLE    9090
TigerLogic Inc         COM 8867eq101     21    11132 SH SOLE   11132
TripAdvisor, Inc.      COM 896945201    693    13200 SH SOLE   13200
U.S. Silica Holdings   COM 90346e103   1179    50000 SH SOLE   50000
Unilever N.V.          COM 904784709    533    13000 SH SOLE   13000
VISA Inc.              COM 92826c839  11178    65815 SH SOLE   62415  3400
Vodafone Group plc ADS COM 92857W100    640    22531 SH SOLE   22531
Volkswagen AG          COM 928662303    377    10000 SH SOLE   10000
Wal-mart De Mexico SAB COM 93114w107    550    16800 SH SOLE   16800
Warner Chilcott plc    COM g94368100    233    17200 SH SOLE   17200
Whiting Petroleum Corp COM 966387102    437     8605 SH SOLE    8605
adidas AG              COM 00687A107    521    10000 SH SOLE   10000
               </SEC-DOCUMENT>